UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08358
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                         J.P. Morgan Mutual Fund Trust
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               (Exact name of registrant as specified in charter)

           522 Fifth Avenue, New York, NY               10036
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      (Address of principal executive offices)       (Zip code)

      JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end:     August 31
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Date of reporting period:    July 1, 2004 through June 30, 2005 (July 1, 2004
                             through February 18, 2005: JPMorgan Liquid Assets
                             Money Market Fund, JPMorgan Treasury Plus Money
                             Market Fund, JPMorgan U.S. Government Money Market
                             Fund)
                          ------------------------------------------------------

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08358
Reporting Period: 07/01/2004 - 06/30/2005
JP Morgan Mutual Fund Trust









============ JPMORGAN LIQUID ASSETS MONEY MARKET FUND ==========================

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============ JPMORGAN TREASURY PLUS MONEY MARKET FUND ==========================

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND =========================

The registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Mutual Fund Trust
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By (Signature and Title)         /s/George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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..
         Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*        /s/George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                                August 25, 2005
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* Print the name and title of each signing officer under his or her signature.